Business Combinations - Additional Information (Detail) $ / shares in Units, $ in Thousands		3 Months Ended								12 Months Ended
	Jan. 31, 2017 USD ($) shares $ / shares	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	May 31, 2017 USD ($)	Oct. 18, 2016
Disclosure Of Business Combinations [Line Items]
Revenue		$ 157,806	$ 172,477	$ 152,917	$ 192,056	$ 120,033	$ 123,248	$ 83,109	$ 121,226	$ 675,256	$ 447,616	$ 336,054
Loss for the year										(220,240)	(110,303)	(88,542)
Acquisition related costs		$ 30,063	$ 32,632	$ 28,272	$ 29,599	$ 27,295	$ 18,202	$ 17,419	$ 18,669	$ 120,566	81,585	$ 67,954
MTH Internet: SEA. Pte. Ltd [Member]
Disclosure Of Business Combinations [Line Items]
Net working capital contribution in cash	$ 82,826
Working capital contributed after adjustment													$ 83,260
Ibibo Group Holdings Singapore Pte Ltd
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired	100.00%													100.00%
Revenue from acquiree											28,740
Profit or loss from acquiree											26,470
Ibibo Group
Disclosure Of Business Combinations [Line Items]
Revenue											609,798
Loss for the year											225,355
Working capital contributed after adjustment	$ 83,260
Fair value of equity replacement award	26,021
Fair value of replacement award net of forfeiture	24,832
Replacement share-based payment awards	15,008
Post acquisition share based compensation costs	9,824
Acquisition related costs											$ 5,972
Fair value of acquired current assets	$ 7,601
Ibibo Group | Class B Shares [Member]
Disclosure Of Business Combinations [Line Items]
Number of instruments or interests issued or issuable | shares	38,971,539
Ibibo Group | Ordinary Shares [Member]
Disclosure Of Business Combinations [Line Items]
Number of instruments or interests issued or issuable | shares	413,035
Equity instruments issued price per share | $ / shares	$ 21.19